Document and Entity Information	Jun. 28, 2016
Prospectus:
Document Type	497
Document Period End Date	Jun. 28, 2016
Registrant Name	MFS SERIES TRUST IV
Central Index Key	0000063068
Amendment Flag	false
Document Creation Date	Jun. 28, 2016
Document Effective Date	Jun. 28, 2016
Prospectus Date	Sep. 14, 2015
MFS® Blended Research® Global Equity Fund | A
Prospectus:
Trading Symbol	BRLAX
MFS® Blended Research® Global Equity Fund | B
Prospectus:
Trading Symbol	BRLBX
MFS® Blended Research® Global Equity Fund | C
Prospectus:
Trading Symbol	BRLCX
MFS® Blended Research® Global Equity Fund | I
Prospectus:
Trading Symbol	BRLJX
MFS® Blended Research® Global Equity Fund | R1
Prospectus:
Trading Symbol	BRLRX
MFS® Blended Research® Global Equity Fund | R2
Prospectus:
Trading Symbol	BRLSX
MFS® Blended Research® Global Equity Fund | R3
Prospectus:
Trading Symbol	BRLTX
MFS® Blended Research® Global Equity Fund | R4
Prospectus:
Trading Symbol	BRLUX
MFS® Blended Research® Global Equity Fund | R5
Prospectus:
Trading Symbol	BRLYX